Right-of-Use Assets and Lease liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-Use Assets and Lease liabilities	Note 14
Right-of-Use Assets and Lease Liabilities
Nature of the Group’s leasing activities
Office space
The Group leases office space for the purpose of office operations. In 2025, the company terminated the lease agreement for its office in Great Yarmouth and entered into a lease contract for a new location in
Norwich, effective March 2025, with a binding period of 10 years. Additionally, the Company entered into 5-
year leases for office premises in Monaco and Taiwan, and a 3-year lease for a new office in Vejle.
Warehouse facilities
The Group leases a warehouse facility located in the UK.

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2025
Beginning of financial year	—	—	13,324	13,324
Additions	—	—	4,122	4,122
Disposals	—	—	(228)	(228)
Exchange differences	—	—	—	—
31 December 2025	—	—	17,218	17,218
Accumulated depreciation
Beginning of financial year	—	—	2,987	2,987
Depreciation charge	—	—	1,861	1,861
Disposals	—	—	(228)	(228)
Exchange differences	—	—	—	—
31 December 2025	—	—	4,620	4,620
Carrying amount	—	—	12,598	12,598
Note 14
Right-of-Use Assets and Lease Liabilities
Continued from previous page

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2024
Beginning of financial year	464	409	2,261	3,134
Acquisition of businesses	—	—	10,864	10,864
Disposals	(464)	(429)	—	(893)
Exchange differences	—	20	199	219
31 December 2024	—	—	13,324	13,324
Accumulated depreciation
Beginning of financial year	464	24	1,673	2,161
Depreciation charge	—	235	1,144	1,379
Disposals	(464)	(265)	—	(729)
Exchange differences	—	6	170	176
31 December 2024	—	—	2,987	2,987
Carrying amount	—	—	10,337	10,337

EUR'000	Leasehold equipment	Warehouse facilities	Office space	Total
Cost 2023
Beginning of financial year	464	—	1,681	2,145
Acquisition of businesses	—	421	612	1,033
Exchange differences	—	(12)	(32)	(44)
31 December 2023	464	409	2,261	3,134
Accumulated depreciation
Beginning of financial year	381	—	1,477	1,858
Depreciation charge	83	30	221	334
Exchange differences	—	(6)	(25)	(31)
31 December 2023	464	24	1,673	2,161
Carrying amount	—	385	588	973
Note 14
Right-of-Use Assets and Lease Liabilities
Continued from previous page

EUR'000	2025	2024	2023
Lease liabilities at 1 January (current and non-current lease)	10,971	993	279
Acquisition of subsidiaries	—	—	1,299
Additions during the year	4,640	11,909	—
Exchange differences	—	30	(16)
Repayment of lease obligations	(2,072)	(1,961)	(569)
Total lease liabilities at 31 December	13,539	10,971	993
Current	1,057	1,274	601
Non-current	12,482	9,697	392
Leas interest expenses recognised in profit and loss
1.Interest expense

EUR'000	2025	2024	2023
Interest expense on lease liabilities (vessels and office)	746	428	25
1.Lease expense not capitalised in lease liabilities

EUR'000	2025	2024	2023
Short-term lease expense	614	477	180
Total cash outflow for all leases in 2025, 2024 and 2023 were EUR 2,686 thousand, EUR 1,152 thousand and
EUR 283 thousand respectively, excluding variable lease fee (refer to Note 24). Please refer to Note 28 for disclosure on lease commitments.
Accounting policies
Right-of-Use Assets
The Group recognises a right-of-use asset and lease liability at the date on which the underlying asset is made available for use. Right-of-use assets are measured at cost, which comprises the initial measurement of the lease liability using an incremental borrowing rate adjusted for any lease payments made at or before the commencement date and any lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are included in to the carrying amount of the right-of-use assets.
The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of the lease liability.
Right-of-use assets are depreciated on a straight-line basis over the lease term.
Right-of-use assets are tested for impairment whenever there is objective evidence or an indication that these assets may be impaired. For further information regarding impairment testing. please refer to Note 13.
Lease liabilities
At the inception of a contract, the Group assesses whether the contract contains a lease. A contract contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is required only when the terms and conditions of the contract are changed.
Note 14
Right-of-Use Assets and Lease Liabilities
Continued from previous page
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments
(including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.
Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs. Utilisation based lease fees are classified as variable lease payments.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date, as the interest rate implicit in the lease is not readily determinable. After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced by lease payments made.
In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term and low-value leases
The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases with lease terms of twelve months or less, and for low-value leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term. Short-term and low-value leases include cars, coffee machines, office premises and AV equipment.